FINANCING RECEIVABLES - Financing receivable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
FINANCING RECEIVABLES
Financing receivable	¥ 136,700	¥ 168,022
Allowance	(119,185)	(51,858)
Financing receivable, net	¥ 17,515	¥ 116,164